Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense	The income tax expense differs from the amount that would have resulted from applying the US statutory income tax rates to the Company’s pre-tax income as follows:
	March 31, 2024	March 31, 2023
	US$	US$
Income before income tax expenses	1,873,581	44,550
US federal statutory income tax rate	21%	21%
Income tax calculated at statutory rate	393,452	9,356
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(6,727)	(32,862)
Non-deductible expenses	—	7,560
Loss carried forward	(50,107)	37,722
Tax loss utilized	(27,575)	(21,776)
Income tax expense	309,043	—